Note 4 (Tables)	12 Months Ended
Dec. 31, 2023
Shareholder Remuneration System [Abstract]
Available amount for interim dividend payments [Table Text Block]
The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved by the Board of Directors of BBVA on September 27, 2023 was the following:

Available amount for interim dividend payments (Millions of Euros)
August 31, 2023
Profit of BBVA, S.A., after the provision for income tax	3,946
Maximum amount distributable	3,946
Amount of proposed interim dividend	954
BBVA cash balance available to the date	40,855

Allocation of earnings [Table Text Block]
Proposal on allocation of earnings of BBVA, S.A. for 2023
Below is included a breakdown of the distribution of the Bank´s earnings for financial year 2023, which the Board of Directors will submit to the Annual General Shareholders' Meeting for approval.

Allocation of earnings (Millions of Euros)
2023
Profit (loss) for the year	4,807
Distribution
Interim dividends	952
Final dividend	2,277
Reserves / Accumulated gains	1,579